Operating profit/(loss) (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Operating Profit Loss [Abstract]
Schedule of operating profit
Detailed below are the key amounts recognised in arriving at our operating profit/(loss)

	2026 €m	2025 € m	2024 € m

Amortisation of intangible assets (Note 10)	4,090	3,695	3,515

Depreciation of property, plant and equipment (Note 11):

Owned assets	4,391	3,874	3,882

Leased assets	3,973	3,235	3,017

Impairment charge/(reversal) (Note 4)	–	4,515	(64)

Staff costs (Note 24)	5,474	5,236	5,498

Amounts related to inventory included in cost of sales	4,915	4,514	4,659

Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	(1,395)	(1,254)	(1,188)

Gain on the revaluation of net monetary assets resulting from IAS 29 application (Note 1) 1	(77)	(112)	(360)

Shares pledged to Vodafone Idea Limited for settlement of the Contingent Liability Adjustment Mechanism 1	256	–	–

Gain on disposal of Indus Towers Limited 1	–	714	–

Pledge arrangements in respect of Indus Towers Limited (Note 29) 1	–	(214)	–
Note:

1.	Included in Other income in the consolidated income statement.

Schedule of auditors remuneration

	2026 €m	2025 € m	2024 € m

Parent company and consolidated financial statements	11	8	7

Subsidiaries	23	19	19

Total audit fees 1	34	27	26

Audit-related assurance services 2	1	3	10

Other assurance services	1	–	–

Total non-audit fees	2	3	10

Total fees	36	30	36
Notes:

1.
Includes fees in connection with the interim review, preliminary announcement and controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to
€
2 million (2025:
€
2 million, 2024:
€
1 million).

2.
Fees for special purpose audits and statutory and regulatory filings during the year. Fees for the year ended 31 March 2024 are higher than fees for the other years presented, primarily due to Reporting Accountant and audit services performed during the year which were required in connection with the merger of Vodafone UK and Three UK and the disposal of Vodafone Spain.